Income Taxes - Schedule of Changes in Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Unrecognized tax benefit
Balance at January 1	$ 1,873	$ 1,842	$ 2,027
Additions for tax positions of the current year	7	271	183
Additions for tax positions of the prior years	0	0	0
Settlement with the taxing authority	0	0	0
Lapse of statute of limitations	(199)	(240)	(368)
Balance at December 31	$ 1,681	$ 1,873	$ 1,842